The JPM Institutional Funds
60 State Street, Suite 1300
Boston, MA 02109
(617) 557-0700



December 31, 1996


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Dear Sir or Madam:


Re:  The JPM Institutional Funds (the "Registrant") (File Nos.
33-54642 and 811-7342); Prospectuses and Statement of Additional
Information dated December 27, 1996

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus for all series of shares of the Registrant (collectively the "Funds") and the respective forms of the captioned prospectuses for the Registrant's Tax Exempt Money Market, Tax Exempt Bond, International Bond, International Opportunities and Disciplined Equity Funds that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of post-effective amendment No. 29 to the Registrant's registration statement on Form N-1A (File No. 33-54642) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement with respect to the Funds filed electronically on December 26, 1996.

Please direct any comments or questions concerning this certification to the undersigned at (617) 557-0700.

Very truly yours,

THE JPM INSTITUTIONAL FUNDS


By: /s/ Christopher J. Kelley
Christopher J. Kelley
Vice President and Assistant Secretary